Condensed Consolidated Statements of Operations (Unaudited) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Income Statement [Abstract]
Revenue	$ 76,694	$ 39,487	$ 136,479	$ 84,077
Gain on commodity derivatives, net	914	3,835	609	4,103
Total revenue	77,608	43,322	137,088	88,180
Operating expenses:
Purchases of natural gas, NGLs and condensate	57,396	27,942	104,698	58,711
Direct operating expenses	7,752	3,194	12,554	6,079
Selling, general and administrative expenses	5,166	3,668	8,591	6,997
Equity compensation expense	1,097	467	1,485	798
Depreciation, Depletion and Amortization	8,745	5,092	14,391	10,218
Depreciation and accretion expense	6,800	5,092	12,400	10,218
Total operating expenses	80,156	40,363	141,719	82,803
Gain on involuntary conversion of property, plant and equipment	0	0	343	0
Gain on sale of assets, net	0	117	0	122
Loss on impairment of property, plant and equipment	(15,232)	0	(15,232)	0
Operating (loss) income	(17,780)	3,076	(19,520)	5,499
Interest expense	(2,591)	(825)	(4,322)	(1,582)
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Extraordinary Items, Noncontrolling Interest	(20,371)	2,251	(23,842)	3,917
Income Tax Expense (Benefit), Continuing Operations	375	0	375	0
Net (loss) income from continuing operations	(19,996)	2,251	(23,467)	3,917
(Loss) gain from operations of disposal groups	(1,930)	76	(1,857)	101
Net (loss) income	(21,926)	2,327	(25,324)	4,018
Less: Comprehensive income attributable to noncontrolling interests	188	0	343	0
Other income (expenses):
Net income attributable to noncontrolling interests		0		0
Net (loss) income attributable to the Partnership	(22,114)	2,327	(25,667)	4,018
General partners' interest in net (loss) income	(905)	46	(974)	80
Limited partners’ interest in net (loss) income	$ (21,209)	$ 2,281	$ (24,693)	$ 3,938
Limited partners’ net (loss) income from continuing operations per unit (basic)	(4.00)	0.24	(4.39)	0.42
Limited partners’ net (loss) income per unit (basic)	(4.20)	0.25	(4.58)	0.43
Weighted average number of units used in computation of limited partners’ net (loss) income per unit (basic)	9,198	9,107	9,183	9,100
Limited partners’ net (loss) income from continuing operations per unit (diluted)	(4.00)	0.24	(4.39)	0.41
Limited partners’ net (loss) income per unit (diluted)	(4.20)	0.25	(4.58)	0.43
Weighted average number of units used in computation of limited partners’ net (loss) income per unit (diluted) (See Note 11)	9,198	9,276	9,183	9,263